Description of Long Term Debt (Parenthetical) (Detail) - USD ($)		12 Months Ended
		May 31, 2017		May 31, 2016		Mar. 31, 2017	Mar. 02, 2017	May 29, 2015	May 27, 2011	Oct. 09, 2009
Debt Instrument [Line Items]
Debt		$ 205,000,000		$ 205,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Debt, due date	[1]	Dec. 05, 2019		Dec. 05, 2019
Debt issuance costs, net of amortization		$ 2,000,000		$ 2,800,000
Unsecured 6.50% senior notes due February 14, 2018
Debt Instrument [Line Items]
Debt		$ 250,000,000
Debt, interest rate	[2]	6.50%		6.50%
Debt, due date	[2]	Feb. 14, 2018		Feb. 14, 2018
Debt issuance costs, net of amortization		$ 200,000		$ 400,000
Amortization of debt discount premium		$ 300,000		$ 600,000
Debt instrument, effective interest rate		6.704%		6.704%
Unsecured 6.125% senior notes due October 15, 2019
Debt Instrument [Line Items]
Debt, interest rate	[3]	6.125%		6.125%
Debt, due date	[3]	Oct. 15, 2019		Oct. 15, 2019
Debt issuance costs, net of amortization		$ 1,100,000		$ 1,600,000
Amortization of debt discount premium		100,000		100,000
Debt instrument, effective interest rate									4.934%	6.139%
Debt									$ 150,000,000	$ 300,000,000
Unamortization of debt premium		$ 3,900,000		$ 5,500,000
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt, interest rate		2.25%		2.25%
Debt, due date		Dec. 15, 2020		Dec. 15, 2020
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt, interest rate		3.45%		3.45%
Debt, due date		Nov. 15, 2022		Nov. 15, 2022
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Debt		$ 250,000,000		$ 250,000,000			$ 50,000,000	$ 250,000,000
Debt, interest rate		5.25%	[4]	5.25%	[4]		5.25%	5.25%
Debt, due date	[4]	Jun. 01, 2045		Jun. 01, 2045
Debt issuance costs, net of amortization		$ 3,200,000		$ 2,600,000
Amortization of debt discount premium		$ 1,500,000		$ 1,500,000
Debt instrument, effective interest rate		5.29%				4.839%
Debt						$ 50,000,000
Unamortization of debt premium		$ 3,100,000
Unsecured 3.75% notes due March 15, 2027
Debt Instrument [Line Items]
Debt		$ 400,000,000					$ 400,000,000
Debt, interest rate		3.75%		3.75%			3.75%
Debt, due date	[5]	Mar. 15, 2027		Mar. 15, 2027
Debt instrument, effective interest rate		3.75%
Amortization of debt discount and issuance cost		$ 500,000		$ 3,800,000
Other Borrowings
Debt Instrument [Line Items]
Debt, maturity year		2018		2018
Australian Dollar Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 17,311,000		$ 13,050,000
Australian Dollar Denominated Debt | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate		2.705%		2.92%
Euro Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 183,012,000		$ 131,692,000
Euro Denominated Debt | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate		1.075%		1.075%
Swingline Loans | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 57,139,000
Swingline Loans | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate				1.544%

[1]	Interest was tied to AUD LIBOR at May 31, 2017, and averaged 2.705% for AUD denominated debt ($17,311) and 1.075% on EUR denominated debt ($183,012). Interest was tied to AUD LIBOR at May 31, 2016, and averaged 2.92% for AUD denominated debt ($13,050), 1.075% on EUR denominated debt ($131,692) and 1.544% on our swing-line ($57,139). At May 31, 2017 and 2016, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $2.0 million and $2.8 million, respectively.
[2]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $0.3 million and $0.6 million at May 31, 2017 and 2016, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $0.2 million and $0.4 million, respectively.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.1 million and $0.1 million at May 31, 2017 and 2016. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $3.9 million and $5.5 million at May 31, 2017 and 2016, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $1.1 million and $1.6 million, respectively.
[4]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2017 and 2016. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.1 million at May 31, 2017. The premium effectively increased the proceeds from the financing. The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.2 million and $2.6 million, respectively.
[5]	The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount and debt issuance cost, net of amortization, which approximated $0.5 million and $3.8 million, respectively, at May 31, 2017. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.750%.